Financial Instruments (Details) S/ in Thousands, $ in Millions				12 Months Ended
	Dec. 27, 2023 PEN (S/)	Dec. 27, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2023 PEN (S/)
Financial Instruments [Line Items]
Advances to suppliers			S/ 53,658	S/ 98,021
Advances received from customer				241,500
Taxes payable				158,100
Salaries and other personnel payable			6,200	92,200
Civil compensation	S/ 10,300	$ 1.2	488,900
Non-Financial Assets [Member]
Financial Instruments [Line Items]
Advances to suppliers			53,700
Tax receivable			141,900	104,700
Salaries and Other Payable [Member] | Non-Financial Assets [Member]
Financial Instruments [Line Items]
Advances to suppliers				98,000
Peruvian Government [Member]
Financial Instruments [Line Items]
Civil compensation			56,400
INDECOPI [Member]
Financial Instruments [Line Items]
Civil compensation			52,500
Salaries and Other Payable [Member]
Financial Instruments [Line Items]
Salaries and other personnel payable			365,700	S/ 9,100
Non-Financial Liabilities [Member]
Financial Instruments [Line Items]
Salaries and other personnel payable			165,800
Non-Financial Liabilities [Member] | Salaries and Other Payable [Member]
Financial Instruments [Line Items]
Salaries and other personnel payable			S/ 99,200